EMPLOYEE BENEFITS - Schedule of movement in retirements and resignation payments and other obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability Asset Of Defined Benefit Plans [Roll Forward]
Opening balance	$ 93,488	$ 56,233	$ 74,116
Increase (decrease) current service provision	58,436	53,254	(11,391)
Benefits paid	(6,701)	(4,375)	(5,136)
Actuarial (gains) losses	(21,198)	(9,935)	10,018
Currency translation	(1,407)	(1,689)	(11,374)
Closing balance	$ 122,618	$ 93,488	$ 56,233